Property, Plant, and Equipment	12 Months Ended
Jun. 27, 2015
Property, Plant and Equipment [Abstract]
Property, Plant, and Equipment

6.    Property, Plant, and Equipment

Property, plant, and equipment as of June 27, 2015 and June 28, 2014 consisted of the following:

(In millions)	As of June 27, 2015	As of June 28, 2014	Range of Lives
Buildings and building improvements	$402.8	$388.5	10 – 39 years
Land	40.1	37.7	—
Transportation equipment	78.0	69.2	2 – 10 years
Warehouse and plant equipment	171.3	156.3	3 – 20 years
Office equipment, furniture, and fixtures	171.8	151.9	2 – 10 years
Leasehold improvements	82.5	61.7	Lease term(1)
Construction-in-process	44.2	30.1

	990.7	895.4
Less: accumulated depreciation and amortization	(396.0)	(325.5)

Property, plant and equipment, net	$594.7	$569.9

(1)	Leasehold improvements are depreciated over the shorter of the useful life of the asset or the lease term.

Total depreciation expense for the fiscal 2015, fiscal 2014, and fiscal 2013 was $76.3 million, $73.5 million, and $58.7 million, respectively, and is included in operating expenses on the consolidated statement of operations.